Investment in Securities (Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning balance	¥ 1,220	¥ 1,391	¥ 1,220	¥ 1,413
Due to change in intent to sell or requirement to sell			0	(22)
Ending balance	¥ 1,220	¥ 1,391	¥ 1,220	¥ 1,391